Expense Example, No Redemption - Western Asset SMASh Series C Fund - SMASh Series C Fund	Jun. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	none
Expense Example, No Redemption, 3 Years	6
Expense Example, No Redemption, 5 Years	14
Expense Example, No Redemption, 10 Years	$ 36